Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Detail)	8 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) term	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Treasury yield term		10 years
Interest rate basis spread		6.00%
Non-normal tenant improvements		$ 144,700,000
Impairment charges		$ 0	$ 0	$ 0
Number of lease extension options | term		4
Additional extension period under Master Lease		5 years
Goodwill impairment loss		$ 0
Amortization of deferred financing costs		12,000,000.0	11,400,000	$ 7,200,000
Corporate Services Agreement
Summary Of Significant Accounting Policies [Line Items]
Expenses incurred	$ 900,000	1,900,000	$ 1,600,000
Tenant
Summary Of Significant Accounting Policies [Line Items]
Initial cap of non-normal tenant improvements in the first year		100,000,000
Annual increase in non-normal tenant improvements		$ 75,000,000
Initial lease term of Master Lease		10 years
Operating Partnership Units to MGP's Class A Shares
Summary Of Significant Accounting Policies [Line Items]
Operating Partnership unit conversion ratio (in units)		1
MGP Operating Partnership | Landlord
Summary Of Significant Accounting Policies [Line Items]
Maximum exposure to loss, assets		$ 9,800,000,000
Maximum exposure to loss, liabilities		$ 247,500,000